OTHER GAINS AND LOSSES—NET (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Realized (losses) / gains on derivatives	€ 8	€ 31	€ 62	€ 45
Unrealized gains / (losses) on derivatives at fair value through profit and loss—net	(141)	17	(85)	45
Unrealized exchange (losses) / gains from the remeasurement of monetary assets and liabilities – net	(2)	(1)	(1)	1
Restructuring costs	0	(2)	0	(3)
Losses on pension plan amendments	0	(2)	0	(2)
Losses on disposal	0	0	(1)	0
Other	1	1	1	1
Total other gains and losses - net	€ (134)	€ 44	€ (24)	€ 87